UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund:  BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 83.5%
Corporate — 1.6%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,122,040
Series D, 5.88%, 1/01/34	4,000	4,603,240

		5,725,280
County/City/Special District/School District — 25.6%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,691,440
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,009,160
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,387,639
6.00%, 9/01/34	2,660	3,071,848
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,843,471
6.50%, 5/01/42	1,860	2,250,898
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,997,650
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,964,624
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,266,880
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,651,920
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,515,420
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,485	8,736,268
Mountain View-Whisman School District, GO, Election of 2012, Series B, 4.00%, 9/01/42 (b)	2,500	2,747,600

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	$4,000	$4,554,720
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,428,718
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,879,779
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	6,176,700
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	3,071,075

		91,245,810
Education — 4.4%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,953,400
San Francisco University, 6.13%, 10/01/36	1,745	2,142,808
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,296,178
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,699,350
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,430,350
Value Schools, 6.65%, 7/01/33	595	688,135
Value Schools, 6.90%, 7/01/43	1,330	1,549,224

		15,759,445
Health — 14.0%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	11,171,781
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,142,200

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, RB (continued):
Sutter Health, Series B, 6.00%, 8/15/42	$7,530	$9,045,337
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,432,300
California Statewide Communities Development Authority, RB, Series A:
Loma Linda University Medical Center, 5.25%, 12/01/56 (b)(c)	5,000	5,435,450
Sutter Health, 6.00%, 8/15/42	8,110	9,719,430
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,986,546

		49,933,044
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,920
State — 9.1%
State of California, GO, Various Purposes:
6.00%, 4/01/38	8,000	9,171,520
6.00%, 11/01/39	2,000	2,348,940
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	1,610	1,872,237
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,704,200
Trustees of the California State University, Series D, 6.00%, 4/01/19 (a)	215	247,497
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,874,257

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	$4,400	$5,262,312

		32,480,963
Tobacco — 2.5%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	9,000	9,022,500
Transportation — 8.1%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	6,000,327
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,681,949
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	3,605	4,040,736
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,164,660
5.75%, 3/01/34	1,000	1,182,760
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,680,966
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,177,090
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,315,330
Senior Series B, 5.75%, 7/01/39	900	989,577
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,711,202

		28,944,597
Utilities — 17.2%
City of Los Angeles California Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	3,070	3,350,322
Series A, 5.00%, 7/01/46	7,245	8,702,694

2	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	$4,000	$4,627,320
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,182,940
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	2,420	2,882,994
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	6,000	6,526,560
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	20,000	21,010,600
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,532,969
5.25%, 5/01/33	2,810	3,426,795
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/19 (a)	2,920	3,324,332
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,809,939

		61,377,465
Total Municipal Bonds — 83.5%		297,993,024

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 87.8%
County/City/Special District/School District — 35.1%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	11,003,175
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	21,053,004
5.00%, 12/01/44	14,095	16,494,180

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2008:
Election of 2001, Series E-1, 5.00%, 8/01/18 (a)	$14,850	$16,280,946
Series C, 5.25%, 8/01/39 (e)	9,680	11,298,447
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/19 (a)	3,828	4,466,933
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	18,015,389
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,791,101
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,986,749

		125,389,924
Education — 23.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	13,845	15,293,464
University of California, RB:
4.00%, 11/01/35 (c)	12,250	13,638,170
5.00%, 5/15/38	4,000	4,883,360
Series AM, 5.25%, 5/15/44	11,950	14,321,597
Series O, 5.75%, 5/15/19 (a)	2,805	3,225,077
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,001	5,977,773
Series I, 5.00%, 5/15/40	21,875	25,984,819

		83,324,260
Health — 12.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41 (c)(f)	11,000	13,034,670

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	$26,870	$31,338,750

		44,373,420
State — 7.8%
State of California, GO, Various Purposes (c):
4.00%, 9/01/34	13,790	15,445,903
3.00%, 9/01/35	10,115	12,404,359

		27,850,262
Transportation — 3.3%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,045	11,591,489
Utilities — 5.9%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	15,865,290

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Utilities (continued)
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	$4,748	$5,164,794

		21,030,084
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 87.8%		313,559,439
Total Long-Term Investments (Cost — $562,280,338) — 171.3%		611,552,463

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (g)(h)	4,147,308	4,147,308
Total Short-Term Securities (Cost — $4,147,308) — 1.2%		4,147,308
Total Investments (Cost — $566,427,646*) — 172.5%		615,699,771
Liabilities in Excess of Other Assets — (3.6)%		(12,721,691)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.2)%		(140,096,010)
VRDP Shares, at Liquidation Value — (29.7)%		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$356,982,070

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$414,453,685

Gross unrealized appreciation	$49,283,437
Gross unrealized depreciation	(459,377)

Net unrealized appreciation	$48,824,060

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to August 1, 2018, is $14,709,685.

4	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

(f)	Variable rate security. Rate as of period end.

(g)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF California Municipal Money Fund	3,733,443	413,865	4,147,308	$4

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(81)	10-Year U.S. Treasury Note	June 2016	$10,535,062	$44,221
(26)	Long U.S. Treasury Bond	June 2016	$4,246,125	53,067
(5)	Ultra U.S. Treasury Bond	June 2016	$856,719	12,492
Total				$109,780

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$611,552,463	—	$611,552,463
Short-Term Securities	$4,147,308	—	—	4,147,308

Total	$4,147,308	$611,552,463	—	$615,699,771

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$109,780	—	—	$109,780

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$218,500	—	—	$218,500
Liabilities:
Bank overdraft	—	$(116,721)	—	(116,721)
TOB Trust Certificates	—	(140,027,026)	—	(140,027,026)
VRDP Shares	—	(105,900,000)	—	(105,900,000)

Total	$218,500	$(246,043,747)	—	$(245,825,247)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date:	June 22, 2016